Condensed Consolidating Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Merchandise sales									$ 333,064	$ 281,716	$ 240,341
Jewelry scrapping sales									202,481	204,858	168,926
Pawn service charges									233,538	199,746	163,279
Consumer loan fees									200,681	164,895	152,163
Other revenues									5,359	1,583	459
Total revenues	253,961	224,573	251,980	244,609	229,559	198,889	209,394	214,956	975,123	852,798	725,168
Merchandise cost of goods sold									190,637	161,834	140,128
Jewelry scrapping cost of goods sold									130,715	127,870	108,816
Consumer loan bad debt									39,370	36,791	32,969
Net revenues	160,936	142,926	159,072	151,467	144,151	120,963	128,946	132,243	614,401	526,303	443,255
Operating expenses:
Operations									336,348	282,395	250,925
Administrative									47,912	50,584	33,358
Depreciation									22,011	16,756	13,682
Amortization									1,956	834	622
(Gain) loss on sale or disposal of assets									(27)	293	1,527
Total operating expenses									408,200	350,862	300,114
Operating income									206,201	175,441	143,141
Interest, net									(1,550)	1,653	1,199
Equity in net income of unconsolidated affiliates									(17,400)	(16,237)	(10,750)
Equity in net income of subsidiaries									0	0	0
Other income									(1,211)	(164)	(93)
Income from continuing operations before income taxes									226,362	190,189	152,785
Income tax expense									71,252	66,472	54,142
Income from continuing operations, net of tax	45,507	30,959	38,470	40,174	36,652	27,003	32,267	27,795	155,110	123,717	98,643
Loss from discontinued operations, net of tax	(1,366)	(1,248)	(1,097)	(822)	(287)	(476)	(429)	(366)	(4,533)	(1,558)	(1,349)
Net income	44,141	29,711	37,373	39,352	36,365	26,527	31,838	27,429	150,577	122,159	97,294
Net income from continuing operations attributable to redeemable noncontrolling interest	5,569	1,188	112	0	0	0	0	0	6,869	0	0
Net income attributable to EZCORP, Inc.	38,572	28,523	37,261	39,352	36,365	26,527	31,838	27,429	143,708	122,159	97,294
Parent [Member]
Revenues:
Merchandise sales									0	0	0
Jewelry scrapping sales									0	0	0
Pawn service charges									0	0	0
Consumer loan fees									0	0	0
Other revenues									20,139	66,450	53,990
Total revenues									20,139	66,450	53,990
Merchandise cost of goods sold									0	0	0
Jewelry scrapping cost of goods sold									0	0	0
Consumer loan bad debt									0	0	0
Net revenues									20,139	66,450	53,990
Operating expenses:
Operations									0	0	0
Administrative									0	0	0
Depreciation									0	0	0
Amortization									0	0	0
(Gain) loss on sale or disposal of assets									0	0	0
Total operating expenses									0	0	0
Operating income									20,139	66,450	53,990
Interest, net									3,192	(8,451)	(9,176)
Equity in net income of unconsolidated affiliates									(9,949)	(8,945)	(3,928)
Equity in net income of subsidiaries									(180,500)	(104,223)	(84,535)
Other income									0	0	0
Income from continuing operations before income taxes									207,396	188,069	151,629
Income tax expense									63,526	65,506	53,860
Income from continuing operations, net of tax									143,870	122,563	97,769
Loss from discontinued operations, net of tax									(162)	(404)	(475)
Net income									143,708	122,159	97,294
Net income from continuing operations attributable to redeemable noncontrolling interest									0	0	0
Net income attributable to EZCORP, Inc.									143,708	122,159	97,294
Subsidiary Guarantors [Member]
Revenues:
Merchandise sales									290,040	256,500	226,404
Jewelry scrapping sales									190,986	195,143	163,804
Pawn service charges									210,601	184,204	154,501
Consumer loan fees									156,285	158,947	150,794
Other revenues									6,048	1,030	454
Total revenues									853,960	795,824	695,957
Merchandise cost of goods sold									167,281	147,152	131,808
Jewelry scrapping cost of goods sold									122,089	120,656	104,588
Consumer loan bad debt									33,645	35,048	32,139
Net revenues									530,945	492,968	427,422
Operating expenses:
Operations									283,468	252,872	235,613
Administrative									45,471	50,025	33,346
Depreciation									17,760	14,213	12,247
Amortization									453	400	270
(Gain) loss on sale or disposal of assets									(281)	139	1,469
Total operating expenses									346,871	317,649	282,945
Operating income									184,074	175,319	144,477
Interest, net									(1,174)	9,777	10,141
Equity in net income of unconsolidated affiliates									(7,451)	(7,292)	(6,822)
Equity in net income of subsidiaries									0	0	0
Other income									(828)	(168)	(93)
Income from continuing operations before income taxes									193,527	173,002	141,251
Income tax expense									20,139	66,481	54,026
Income from continuing operations, net of tax									173,388	106,521	87,225
Loss from discontinued operations, net of tax									323	1,145	1,331
Net income									173,711	107,666	88,556
Net income from continuing operations attributable to redeemable noncontrolling interest									0	0	0
Net income attributable to EZCORP, Inc.									173,711	107,666	88,556
Other Subsidiaries [Member]
Revenues:
Merchandise sales									43,024	25,216	13,937
Jewelry scrapping sales									11,495	9,715	5,122
Pawn service charges									22,937	15,542	8,778
Consumer loan fees									44,396	5,948	1,369
Other revenues									2,320	553	5
Total revenues									124,172	56,974	29,211
Merchandise cost of goods sold									23,356	14,682	8,320
Jewelry scrapping cost of goods sold									8,626	7,214	4,228
Consumer loan bad debt									5,725	1,743	830
Net revenues									86,465	33,335	15,833
Operating expenses:
Operations									52,880	29,523	15,312
Administrative									5,450	559	12
Depreciation									4,251	2,543	1,435
Amortization									1,503	434	352
(Gain) loss on sale or disposal of assets									254	154	58
Total operating expenses									64,338	33,213	17,169
Operating income									22,127	122	(1,336)
Interest, net									(3,568)	327	234
Equity in net income of unconsolidated affiliates									0	0	0
Equity in net income of subsidiaries									0	0	0
Other income									(383)	4	0
Income from continuing operations before income taxes									26,078	(209)	(1,570)
Income tax expense									7,726	935	246
Income from continuing operations, net of tax									18,352	(1,144)	(1,816)
Loss from discontinued operations, net of tax									(4,694)	(2,299)	(2,205)
Net income									13,658	(3,443)	(4,021)
Net income from continuing operations attributable to redeemable noncontrolling interest									6,869	0	0
Net income attributable to EZCORP, Inc.									6,789	(3,443)	(4,021)
Eliminations [Member]
Revenues:
Merchandise sales									0	0	0
Jewelry scrapping sales									0	0	0
Pawn service charges									0	0	0
Consumer loan fees									0	0	0
Other revenues									(23,148)	(66,450)	(53,990)
Total revenues									(23,148)	(66,450)	(53,990)
Merchandise cost of goods sold									0	0	0
Jewelry scrapping cost of goods sold									0	0	0
Consumer loan bad debt									0	0	0
Net revenues									(23,148)	(66,450)	(53,990)
Operating expenses:
Operations									0	0	0
Administrative									(3,009)	0	0
Depreciation									0	0	0
Amortization									0	0	0
(Gain) loss on sale or disposal of assets									0	0	0
Total operating expenses									(3,009)	0	0
Operating income									(20,139)	(66,450)	(53,990)
Interest, net									0	0	0
Equity in net income of unconsolidated affiliates									0	0	0
Equity in net income of subsidiaries									180,500	104,223	84,535
Other income									0	0	0
Income from continuing operations before income taxes									(200,639)	(170,673)	(138,525)
Income tax expense									(20,139)	(66,450)	(53,990)
Income from continuing operations, net of tax									(180,500)	(104,223)	(84,535)
Loss from discontinued operations, net of tax									0	0	0
Net income									(180,500)	(104,223)	(84,535)
Net income from continuing operations attributable to redeemable noncontrolling interest									0	0	0
Net income attributable to EZCORP, Inc.									$ (180,500)	$ (104,223)	$ (84,535)